Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit) [Line Items]
Provision for income tax	$ 242	$ 323
Increase in valuation allowance	83,500	63,200
Net operating losses subject to limitation	94,900
Federal
Income Tax Expense (Benefit) [Line Items]
Net operating loss carryforwards	414,800	262,700
Capital loss carryforward	62,000
Net operating loss carryforwards set to expire	11,000
Net operating loss carryforwards with no expiration	403,800
Federal | Research Tax Credit Carryforward
Income Tax Expense (Benefit) [Line Items]
Tax credit carryforwards	3,900
State
Income Tax Expense (Benefit) [Line Items]
Net operating loss carryforwards	389,600	239,900
State | Research Tax Credit Carryforward
Income Tax Expense (Benefit) [Line Items]
Tax credit carryforwards	2,200
Foreign
Income Tax Expense (Benefit) [Line Items]
Net operating loss carryforwards	$ 120,600	$ 87,000